Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	AGM GROUP HOLDINGS, INC.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001705402
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3